Average Annual Total Returns{- Freedom 2035 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-11 - Freedom 2035 Portfolio	VIP Freedom 2035 Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Freedom 2035 Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Freedom 2035 Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Freedom 2035 Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Freedom 2035 Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Freedom 2035 Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Freedom 2035 Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Freedom 2035 Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Freedom 2035 Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXWFX Past 1 year	IXWFX Past 5 years	IXWFX Past 10 years
Total	15.46%	14.26%	12.25%	15.32%	14.15%	12.14%	15.18%	13.98%	11.97%	28.71%	18.47%	16.55%	14.03%	13.23%	11.89%